Equity Transactions - Schedule of Stock Options Issued and Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Options	3,247,500
2005 Plan [Member]
Options	600,000	1,989,867	1,989,867
Date of Grant	Various
Vesting Date	Various
Performance Requirement	Satisfied
Expiration Date	Various
Exercise Price	$ 0.70	$ 1.25	$ 1.25
Exercised to Date	-
2011 Plan [Member]
Date of Grant	Oct-10
Vesting Date	2011-01
Performance Requirement	n/a
2011 Plan [Member] | CEO [Member]
Options	825,000
Date of Grant	Various
Vesting Date	Various
Performance Requirement	Ongoing
Expiration Date	2026-2017
Exercise Price, description	Variable
Exercised to Date	-
2011 Plan [Member] | Director [Member]
Options	1,380,000
Date of Grant	Various
Vesting Date	Various
Performance Requirement	Satisfied
Expiration Date	Various
Exercise Price	$ 0.53
Exercised to Date	-
2011 Plan [Member] | Employees [Member]
Options	806,500
Date of Grant	Various
Vesting Date	Various
Performance Requirement	Ongoing
Expiration Date	Jun-‘26
Exercise Price	$ 0.53
Exercised to Date	-
2011 Plan [Member] | Others [Member]
Options	236,000
Date of Grant	Various
Vesting Date	Various
Performance Requirement	Satisfied
Expiration Date	Various
Exercise Price, description	Variable
Exercised to Date	-